TAXATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Tax Contingency [Line Items]
Provision for certain immaterial risks	$ 6,200,000		$ 6,200,000		$ 4,600,000
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	12,200,000		12,200,000		$ 10,600,000
Deferred tax charge related to depreciation	500,000	$ 500,000	1,600,000	$ 1,500,000
Deferred tax expense related to new solidarity tax	$ 0	$ 1,400,000	$ 0	$ 1,400,000